FINANCE INCOME AND EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Accretion on decommissioning liabilities (non-cash)	$ 1,287	$ 1,713
Finance expense	39,240	48,063
Credit Facilities
Disclosure of detailed information about borrowings [line items]
Interest	2,194	13,516
Convertible debentures
Disclosure of detailed information about borrowings [line items]
Interest	5,381	2,063
Senior Notes
Disclosure of detailed information about borrowings [line items]
Interest	$ 30,378	$ 30,771
Bottom of range | Credit Facilities
Disclosure of detailed information about borrowings [line items]
Standby fee rate	0.50%
Top of range | Credit Facilities
Disclosure of detailed information about borrowings [line items]
Standby fee rate	0.875%
Canadian Prime Rate, U.S. Base Rate, CDOR RATE, or Libor | Bottom of range | Credit Facilities
Disclosure of detailed information about borrowings [line items]
Adjustment to floating interest rate	1.00%
Canadian Prime Rate, U.S. Base Rate, CDOR RATE, or Libor | Top of range | Credit Facilities
Disclosure of detailed information about borrowings [line items]
Adjustment to floating interest rate	3.50%